Conveyance of Future Hard Minerals Royalty Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Schedule of Future Royalty Payments
The following summarizes the remaining amounts that the Company expects to pay, prior to the potential 3% to 4% of any excess described above:

millions
2019	$52
2020	57
2021	57
2022	58
2023	60
Thereafter	144
Total	$428